Consolidated Balance Sheets - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	CAD 346,548	CAD 1,257
Restricted cash		392,048
Accounts receivable	130,576	115,368
Derivative financial assets	3,852
Other current assets	5,902	6,721
Total Current Assets	486,878	515,394
Property, plant and equipment:
Oil and natural gas properties (full cost method)	889,967	726,452
Other capital assets, net	10,064	11,978
Property, plant and equipment	900,031	738,430
Goodwill	638,878	651,663
Deferred income tax asset	569,937	733,363
Income tax receivable	50,108
Total Assets	2,645,832	2,638,850
Current liabilities
Accounts payable	213,978	184,534
Dividends payable	2,421	2,405
Current portion of long-term debt	27,656	29,539
Derivative financial liabilities	28,642	28,615
Total Current Liabilities	272,697	245,093
Derivative financial liabilities	9,907	12,266
Long-term debt	644,723	739,286
Asset retirement obligation	117,736	181,700
Total Non-current Liabilities	772,366	933,252
Total Liabilities	1,045,063	1,178,345
Shareholders' Equity
Share capital - authorized unlimited common shares, no par value Issued and outstanding: December 31, 2017 - 242 million shares December 31, 2016 - 240 million shares	3,386,946	3,365,962
Paid-in capital	75,375	73,783
Accumulated deficit	(2,124,676)	(2,332,641)
Accumulated other comprehensive income/(loss)	263,124	353,401
Total Shareholders' Equity	1,600,769	1,460,505
Total Liabilities & Shareholders' Equity	2,645,832	2,638,850
Commitments and Contingencies